General information (Details)	Jun. 30, 2026 USD ($)
Disclosure of transactions between related parties [line items]
Number of production facilities operated	23
Number of employees	6,500
Ardagh Holdings S.A | Ordinary shares
Disclosure of transactions between related parties [line items]
Percentage Of Shares Held	76.00%